Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Measurements

Note 14 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (up to 25% in the Arizona and California jurisdictions) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2018 through October 2019. Under such contracts, Southwest pays the counterparty a fixed rate and receives from the counterparty a floating rate per MMBtu (“dekatherm”) of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2017	December 31, 2016
Contract notional amounts	10,929	10,543

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on Southwest’s Swaps (derivatives) for the years ended December 31, 2017, 2016, and 2015 and their location in the Consolidated Statements of Income:

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2017		2016		2015
Swaps	Net cost of gas sold	$(11,572)		$5,006		$(7,598)
Swaps	Net cost of gas sold	11,572	*	(5,006	)*	7,598	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

No gains (losses) were recognized in net income or other comprehensive income during the periods presented for derivatives designated as cash flow hedging instruments. Previously, Southwest entered into two forward-starting interest rate swaps (“FSIRS”), both of which were designated cash flow hedges, to partially hedge the risk of interest rate variability during the period leading up to the planned issuance of debt. The first FSIRS terminated in December 2010, and the second, in March 2012. Losses on both FSIRS are being amortized over ten-year periods from Accumulated other comprehensive income (loss) into interest expense.

The following table sets forth the fair values of the Swaps and their location in the Consolidated Balance Sheets of Southwest and the Company (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2017 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$11	$(4,468)	$(4,457)
Swaps	Other deferred credits	19	(1,342)	(1,323)

Total		$30	$(5,810)	$(5,780)

December 31, 2016 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$899	$(54)	$845
Swaps	Prepaids and other current assets	3,551	(19)	3,532

Total		$4,450	$(73)	$4,377

The estimated fair values of the natural gas derivatives were determined using future natural gas index prices (as more fully described below). Master netting arrangements exist with each counterparty that provide for the net settlement (in the settlement month) of all contracts through a single payment. As applicable, management has elected to reflect the net amounts in its balance sheets. No outstanding collateral associated with the Swaps existed during any period presented in the above table.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, unrealized gains and losses in fair value of the Swaps are recorded as a regulatory asset and/or liability. When the Swaps mature, any prior positions held are reversed and the settled position is recorded as an increase or decrease of purchased gas under the related purchased gas adjustment (“PGA”) mechanism in determining deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income.

The following table presents the amounts paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
(Thousands of dollars)
Paid to counterparties	$3,100	$5,583	$7,537

Received from counterparties	$1,685	$726	$—

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the Consolidated Balance Sheets (thousands of dollars).

December 31, 2017 Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$4,457
Swaps	Deferred charges and other assets	1,323

December 31, 2016 Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(845)
Swaps	Other current liabilities	(3,532)

Fair Value Measurements.     The estimated fair values of Southwest’s Swaps were determined at December 31, 2017 and December 31, 2016 using futures settlement prices, published by the CME Group, for the delivery of natural gas at Henry Hub adjusted by the prices of basis future settlements, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs (inputs, other than quoted prices, for similar assets or liabilities) are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measurement.

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, financial assets and liabilities that were accounted for at fair value (see Note 11 – Pension and Other Post Retirement Benefits for definitions of the levels of the fair value hierarchy):

Level 2 – Significant other observable inputs

	December 31, 2017	December 31, 2016
(Thousands of dollars)
Assets at fair value:
Prepaids and other current assets – Swaps	$—	$3,532
Deferred charges and other assets – Swaps	—	845
Liabilities at fair value:
Other current liabilities – Swaps	(4,457)	—
Other deferred credits – Swaps	(1,323)	—

Net Assets (Liabilities)	$(5,780)	$4,377

No financial assets or liabilities associated with the Swaps, which were accounted for at fair value, fell within Level 1 or Level 3 of the fair value hierarchy.

With regard to the fair values of assets associated with pension and postretirement benefit plans, refer to Note 11 – Pension and Other Post Retirement Benefits.